Provisions and contingent liabilities - Summary of contingent liabilities (Details) - BRL (R$) R$ in Thousands	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2012
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R$ 1,826,688	R$ 893,745
Banco Modal SA Employees Profit Sharing Plan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		6,637
Tax
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		653,714	543,463
Tax | Federal Revenue of Brazil v. Company re. Brazilian Law 10,101/00
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				R$ 135,739	R$ 142,447	R$ 118,395	R$ 54,220	R$ 20,879
Tax | Employees Profit Sharing Plan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	R$ 193,183
Tax | Amortization of Goodwill
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		82,285
Civil
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		883,485	335,644
Labor (v)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R$ 289,489	R$ 14,638